UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                      811-04923

Longleaf Partners Funds Trust

(Exact name of registrant as specified in charter)

c/o Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Address of principal executive offices)	(Zip code)

Andrew R. McCarroll, Esq.
Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Name and address of agent for service)

Registrant’s telephone number, including area code:                                   (901) 761-2474

Date of fiscal year end:                                                                                     December 31

Date of reporting period:                                                                       September 30, 2004

Item 1. — Schedules of Investments

Longleaf Partners Fund
Schedule of Investments
September 30, 2004
(Unaudited)

	Shares	Value

Common Stock 74.9%

Automobiles 4.5%
General Motors Corporation	8,741,000	$371,317,680

Beverages 2.5%
Diageo plc	16,832,505	210,177,858

Broadcasting and Cable 8.9%
Comcast Corporation – Class A*	1,668,996	47,132,447
Comcast Corporation – Class A Special*	12,759,000	356,231,280
The DIRECTV Group, Inc.*	19,466,602	342,417,529

		745,781,256

Entertainment 5.0%
The Walt Disney Corporation	18,465,000	416,385,750

Environmental Services 3.3%
Waste Management, Inc.	10,161,100	277,804,474

Insurance Brokerage 5.0%
Aon Corporation	14,627,000	420,379,980

Lodging 4.8%
Hilton Hotels Corporation	18,050,700	340,075,188
Marriott International, Inc.	1,134,500	58,948,620

		399,023,808

Multi-Industry 5.7%
Vivendi Universal SA*(2)	14,386,570	368,597,788
Vivendi Universal SA ADR*	4,141,900	106,571,087

		475,168,875

Natural Resources 3.6%
Pioneer Natural Resources Company(1)	8,641,100	297,945,128

Property & Casualty Insurance 4.3%
The NipponKoa Insurance Company, Ltd.(1)	63,701,000	356,607,694

Publishing 2.3%
Knight Ridder, Inc.	2,973,300	194,602,485

Real Estate 2.5%
Trizec Properties, Inc.(1)	13,284,900	212,159,853

Restaurants 4.8%
Yum! Brands, Inc.	9,880,000	401,720,800

	Shares	Value

Technology 5.8%
Koninklijke (Royal) Philips Electronics N.V.	19,232,035	$440,435,576
Koninklijke (Royal) Philips Electronics N.V. ADR	1,941,965	$44,490,418

		484,925,994

Telecommunications 6.1%
Level 3 Communications, Inc.*(1)	81,029,000	209,865,110
Telephone and Data Systems, Inc.	3,598,500	302,885,745

		512,750,855

Transportation 5.8%
FedEx Corporation(2)	5,615,000	481,149,350

Total Common Stocks		6,257,901,840

	Principal
	Amount

Short-Term Obligations 25.1%

Repurchase Agreement with State Street Bank, 1.15% due 10-1-04, Repurchase price $353,827,302 (Collateralized by U.S. government agency securities)	353,816,000	353,816,000

U.S. Treasury Bills, 1.36% – 1.72% due 10-7-04 to 1-6-05	1,750,000,000	1,745,714,319

Total Short-Term Obligations		2,099,530,319

Total Investments 100.0%		8,357,432,159
Other Assets and Liabilities, Net		(4,625,992)

Net Assets 100.0%		$8,352,806,167

Open Forward Currency Contracts

Currency Sold and Settlement Date	Currency Units Sold	Currency Market Value	Unrealized Gain/(Loss)

Euro 12-13-04	256,000,000	$317,862,350	$(8,555,470)
Euro 3-10-05	45,500,000	56,504,938	(777,903)
Japanese Yen 12-13-04	16,286,000,000	148,388,086	(215,676)
Japanese Yen 3-10-05	23,600,000,000	216,222,093	331,403

		$738,977,467	$(9,217,646)

*  Non-income producing security.

(1)	Affiliated issuer – as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer.)
(2)	All or a portion designated as collateral for forward currency contracts.
See footnotes on page 8.

Longleaf Partners Small-Cap Fund
Schedule of Investments
September 30, 2004
(Unaudited)

	Shares	Value

Common Stock 67.9%

Beverages 9.5%
Adolph Coors Company – Class B(1)	1,942,000	$131,900,640
PepsiAmericas, Inc.	5,262,900	100,521,390

		232,422,030

Broadcasting and Cable 5.9%
Shaw Communications Inc. – Class B(2)	8,716,700	145,394,556

Construction Materials 6.1%
Texas Industries, Inc.(1)	2,881,000	148,198,640

Data Processing 4.4%
NCR Corporation*	2,145,900	106,415,181

Grocery – Retail 2.7%
Ruddick Corporation(1)	3,394,100	66,660,124

Insurance Brokerage 4.7%
Hilb Rogal & Hobbs Company(1)	3,201,400	115,954,708

Lodging 4.7%
Hilton Hotels Corporation	6,133,653	115,558,023

Manufacturing 3.4%
Jacuzzi Brands, Inc.*(1)	8,849,100	82,296,630

Natural Resources 2.4%
Deltic Timber Corporation(1)	1,489,700	59,275,163

Property & Casualty Insurance 4.1%
Fairfax Financial Holdings Limited(2)	799,900	99,229,061

Real Estate 3.5%
Forest City Enterprises, Inc. – Class A	1,552,175	85,524,842

Restaurants 4.6%
IHOP Corp.(1)	2,978,100	113,793,201

Retail 5.1%
The Neiman Marcus Group, Inc. – Class B	2,332,500	124,205,625

Telecommunications 2.9%
Level 3 Communications, Inc.*	27,197,271	70,440,932

Toys 3.9%
Hasbro, Inc.	5,049,500	94,930,600

Total Common Stocks		1,660,299,316

	Principal
	Amount	Value

Corporate Bonds 9.6%

Telecommunications 9.6%

Level 3 Communications, Inc., 11% Senior Notes due 3-15-08	7,600,000	$5,928,000
Level 3 Communications, Inc., 9.125% Senior Notes due 5-1-08	224,700,000	166,278,000
Level 3 Communications, Inc., 6% Convertible Subordinated Notes due 9-15-09	105,964,000	57,220,560
Level 3 Communications, Inc., 6% Convertible Subordinated Notes due 3-15-10	10,800,000	5,454,000

Total Corporate Bonds		234,880,560

Short-Term Obligations 22.4%

Repurchase Agreement with State Street Bank, 1.15% due 10-1-04, Repurchase Price $79,360,535 (Collateralized by U.S. government agency securities)	79,358,000	79,358,000

U.S. Treasury Bills, 1.38% – 1.77% due 10-28-04 to 1-13-05	470,000,000	468,441,229

Total Short-Term Obligations		547,799,229

Total Investments 99.9%		2,442,979,105
Other Assets and Liabilities, Net 0.1%		3,034,804

Net Assets 100.0%		$2,446,013,909

Open Forward Currency Contracts

Currency Sold and Settlement Date	Currency Units Sold	Currency Market Value	Unrealized (Loss)

Canadian Dollar 12-22-04	40,000,000	$31,566,229	$(1,706,348)
Canadian Dollar 3-10-05	107,000,000	84,343,998	(2,191,132)

		$115,910,227	$(3,897,480)

*  Non-income producing security.

(1)	Affiliated issuer – as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer.)
(2)	All or a portion designated as collateral for forward currency contracts.
See footnotes on page 8.

Longleaf Partners International Fund
Schedule of Investments
September 30, 2004
(Unaudited)

	Shares	Value

Common Stock 75.1%

Automobiles 5.5%
Renault SA (France)(2)	1,597,000	$130,604,136

Beverages 3.5%
Adolph Coors Company – Class B (United States)	883,000	59,973,360
Diageo plc (United Kingdom)	1,889,000	23,586,862

		83,560,222

Broadcasting and Cable 15.1%
The News Corporation Limited (Australia)	2,380,018	19,669,713
The News Corporation Limited ADR (Australia)	1,385,000	45,524,950
Nippon Broadcasting System, Inc. (Japan)(1)(2)	2,172,300	100,519,258
Shaw Communications Inc. – Class B (Canada)(2)	7,808,900	130,252,452
SKY Perfect Communications Inc. (Japan)(2)	52,233	61,135,571

		357,101,944

Food 2.7%
Ezaki Glico Co., Ltd. (Japan)(1)(2)	9,851,000	64,979,150

Insurance Brokerage 2.0%
Willis Group Holdings Limited (United Kingdom)	1,263,500	47,254,900

Multi-Industry 8.2%
BIL International Limited (Singapore)*(1)(2)	127,134,000	74,002,922
Vivendi Universal SA (France)*(2)	4,653,000	119,214,344

		193,217,266

Natural Resources 0.3%
Gendis Inc. (Canada)*(1)(3)	3,349,996	6,882,103

Photo and Medical Equipment 5.0%
Olympus Corporation (Japan)(2)	6,171,000	118,979,948

Property & Casualty Insurance 14.4%
Fairfax Financial Holdings Limited (Canada)(2)	591,500	73,376,659
Millea Holdings, Inc. (Japan)	8,396	108,173,298
The NipponKoa Insurance Company, Ltd. (Japan)(2)	28,556,000	159,860,745

		341,410,702

Real Estate 2.2%
Trizec Properties, Inc. (United States)	3,195,000	51,024,150

Restaurants 4.2%
Yum! Brands, Inc. (United States)	2,418,000	98,315,880

	Shares	Value

Technology 5.9%
Koninklijke (Royal) Philips Electronics N.V. (Netherlands)	3,044,931	$69,732,399
Koninklijke (Royal) Philips Electronics N.V. ADR (Netherlands)	3,063,069	70,174,911

		139,907,310

Telecommunications 6.1%
Nippon Telegraph and Telephone Corporation (Japan)(2)	20,335	80,996,824
NTT DoCoMo, Inc. (Japan)(2)	37,464	63,564,560

		144,561,384

Total Common Stocks		1,777,799,095

	Principal
	Amount

Short-Term Obligations 25.1%

Repurchase Agreement with State Street Bank, 1.15% due 10-1-04, Repurchase price $74,524,381 (Collateralized by U.S. government agency securities)	74,522,000	74,522,000

U.S. Treasury Bills, 1.36% – 1.72% due 10-7-04 to 01-6-05	520,000,000	518,808,952

Total Short-Term Obligations		593,330,952

Total Investments 100.2%		2,371,130,047
Other Assets and Liabilities, Net (0.2)%		(4,688,601)

Net Assets 100.0%		$2,366,441,446

Open Forward Currency Contracts

Currency Sold and Settlement Date	Currency Units Sold	Currency Market Value	Unrealized Gain/(Loss)

British Pound 3-10-05	41,000,000	$73,308,695	$(677,195)
Canadian Dollar 3-10-05	163,000,000	128,486,651	(3,337,893)
Euro 12-13-04	73,600,000	91,385,425	(2,459,697)
Japanese Yen 12-13-04	40,580,000,000	369,740,177	(537,402)
Japanese Yen 3-10-05	32,900,000,000	301,428,257	461,998

		$964,349,205	$(6,550,189)

*  Non-income producing security.

(1)	Affiliated issuer – as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer.)
(2)	All or a portion designated as collateral for forward currency contracts.
(3)	Illiquid security.
See footnotes on page 8.

Longleaf Partners Funds Trust
Notes to Schedules of Investments
September 30, 2004
(Unaudited)

1. Organization, Significant Accounting Policies, and other investment related disclosures are hereby incorporated by reference from the December 31, 2003 Annual and June 30, 2004 Semiannual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

2. Unrealized Appreciation (Depreciation) and Tax Cost

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each fund as of the period end were as follows:

	Partners Fund	Small-Cap Fund	International Fund
Unrealized Appreciation	$1,823,926,309	$526,397,470	$461,121,891
Unrealized Depreciation	(130,575,764)	(35,576,511)	(20,707,236)
Net Unrealized Appreciation	$1,693,350,545	$490,820,959	$440,414,655

Cost for Federal Income Tax Purposes	$6,664,081,614	$1,952,158,146	$1,930,715,392

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective and provide reasonable assurance that information required to be disclosed by the investment company in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) At the date of filing this Form N-Q, the registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Longleaf Partners Funds Trust

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Trustee

Date	November 22, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and CEO, Southeastern Asset Management, Inc. Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	November 22, 2004

By	/s/ Julie M. Douglas
Julie M. Douglas
Vice President and CFO-Mutual Funds, Southeastern Asset Management, Inc. Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	November 22, 2004